Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Dates
Interest Period of the Class A-1, A-2B Notes (from... to)
Collection Period (from... to)

15-Jan-2020
Distribution Date
31-Dec-2019
1-Dec-2019
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Jan-2020
Record Date
14-Jan-2020
30
30
15-Jan-2020
16-Dec-2019
15-Jan-2020
15-Dec-2019
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
163,748,651.53
49,425,227.39
114,323,424.14
Class A-1 Notes
136.987881
360,800,000.00
0.316861
511,000,000.00
0.00
511,000,000.00
Class A-2A Notes
0.000000
511,000,000.00
1.000000
50,000,000.00
0.00
50,000,000.00
Class A-2B Notes
0.000000
50,000,000.00
1.000000
464,000,000.00
0.00
464,000,000.00
Class A-3 Notes
0.000000
464,000,000.00
1.000000
128,560,000.00
0.00
128,560,000.00
Class A-4 Notes
0.000000
128,560,000.00
1.000000
1,317,308,651.53
1,267,883,424.14
49,425,227.39
Total Note Balance
1,514,360,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
50,382,461.43
38,830,160.91
1,356,138,812.44
38,830,160.91
Pool Balance
1,408,706,916.86
1,357,096,046.48
1,615,006,230.09
1,553,206,436.21
61,799,793.88
52,568,104.42
1,306,713,585.05
38,846,436.21
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,830,160.91
2.50%
2.50%
38,846,436.21
2.50%
38,830,160.91
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
49,425,227.39
136.987881
Class A-2A Notes
2.040000%
868,700.00
1.700000
868,700.00
1.700000
Class A-2B Notes
1.919750%
79,989.58
1.599792
79,989.58
1.599792
Class A-3 Notes
1.940000%
750,133.33
1.616667
750,133.33
1.616667
Class A-4 Notes
2.040000%
218,552.00
1.700000
218,552.00
1.700000
$51,342,602.30
Total
$1,917,374.91

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
55,695,959.46
Recoveries
0.00
50,686,661.15
55,695,959.46
259,240.09
235,537.29
4,444,211.52
70,309.41
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
1,173,922.43
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,917,374.91
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
49,425,227.39
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
55,695,959.46
3,179,434.73
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,173,922.43
1,173,922.43
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,917,374.91
1,917,374.91
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
868,700.00
0.00
868,700.00
thereof on Class A-2B Notes
79,989.58
0.00
79,989.58
thereof on Class A-3 Notes
750,133.33
0.00
750,133.33
thereof on Class A-4 Notes
218,552.00
0.00
218,552.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,917,374.91
1,917,374.91
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
49,425,227.39
0.00
49,425,227.39
Aggregate Principal Distributable Amount
49,425,227.39
49,425,227.39
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,883,016.09
0.00
0.00
3,883,016.09
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
65,029.85
5,279.56
5,279.56
5,279.56
70,309.41
3,883,016.09
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Pool Statistics
Principal Gross Losses
Pool Data
1,615,006,230.09
3.72%
47.38
17.46
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,408,706,916.86
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
17,673,772.58
0.00
924,209.23
1,357,096,046.48
47,383
48,150
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,838
33,012,888.57
3.71%
52.01
Pool Factor
84.03%
12.33

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,357,096,046.48
47,383
100.00%
91-120 Days Delinquent

0.03%
430,901.62
61-90 Days Delinquent

0.11%
1,433,555.33
31-60 Days Delinquent

0.24%
3,288,273.87
Current
99.62%
1,351,943,315.66
47,246
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Average Net Loss / (Gain)
12,042.86
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.296%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.376%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
1,445,143.53
433,724.54
Principal Net Loss / (Gain)
Principal Recoveries
233,736.64
557,196.93
Principal Net Liquidation Proceeds
256,748.05
1,884,727.53
Principal Gross Losses
924,209.23
3,887,067.99
29

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.089%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.254%
0.171%
0.381%